Convertible Preference Shares of Subsidiary (Detail)	0 Months Ended		3 Months Ended		12 Months Ended		36 Months Ended												3 Months Ended				0 Months Ended				3 Months Ended		12 Months Ended			12 Months Ended				3 Months Ended	12 Months Ended														12 Months Ended			12 Months Ended						3 Months Ended	12 Months Ended
	May 27, 2011	Dec. 07, 2010	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 10, 2014 Scenario, Forecast [Member] Private Placement [Member] MTDC [Member] Series C CPS [Member] USD ($)	Mar. 10, 2011 Private Placement [Member] MTDC [Member] Series C CPS [Member]	May 08, 2008 Private Placement [Member] MTDC [Member] USD ($)	Apr. 03, 2009 Private Placement [Member] Issuance of Series B CPS To EEV & PMSB [Member] USD ($)	Jul. 01, 2009 Private Placement [Member] KMP [Member] USD ($)	Dec. 09, 2011 Applicable Stock Price [Member] Series B CPS [Member] Maximum [Member] USD ($)	Dec. 09, 2011 Applicable Stock Price [Member] Series B CPS [Member] Minimum [Member] USD ($)	Aug. 01, 2010 Applicable Stock Price [Member] Rights of The Holders of Series A and B CPS [Member]	Mar. 31, 2013 WGBM [Member] Series B CPS [Member]	Dec. 31, 2012 WGBM [Member] Series B CPS [Member]	Mar. 31, 2013 WGBM [Member] Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2012 WGBM [Member] Convertible Preferred Stock [Member] MYR	Mar. 31, 2013 WGBM [Member] USD ($)	Dec. 09, 2011 Series B CPS [Member] MTDC [Member]	Mar. 31, 2013 Series B CPS [Member] PMSB [Member] USD ($)	Dec. 31, 2012 Series B CPS [Member] PMSB [Member] USD ($)	Mar. 31, 2013 Series B CPS [Member] Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2012 Series B CPS [Member] Convertible Preferred Stock [Member] USD ($)	Mar. 31, 2012 Series B CPS [Member] Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2011 Series B CPS [Member] Convertible Preferred Stock [Member] USD ($)	Mar. 31, 2013 Series B CPS [Member] Convertible Preferred Stock [Member] USD ($)	Mar. 31, 2012 Series B CPS [Member] Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2012 Series B CPS [Member] Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2011 Series B CPS [Member] Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2013 Series B CPS [Member] Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2012 Series B CPS [Member] Redemption Option [Member] Maximum [Member]	Dec. 31, 2012 Series B CPS [Member] Redemption Option [Member] Minimum [Member]	Dec. 31, 2012 Series B CPS [Member] Redemption Option [Member]	Dec. 09, 2011 Series B CPS [Member] USD ($)	Mar. 31, 2013 Series A CPS [Member] MTDC [Member]	Dec. 31, 2012 Series A CPS [Member] MTDC [Member]	Dec. 31, 2012 Series A CPS [Member] Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2011 Series A CPS [Member] Convertible Preferred Stock [Member] USD ($)	Mar. 31, 2013 Series A CPS [Member] Convertible Preferred Stock [Member] USD ($)	Mar. 31, 2012 Series A CPS [Member] Convertible Preferred Stock [Member] USD ($)	Mar. 31, 2013 Series A CPS [Member] Redemption Option [Member] Minimum [Member] USD ($)	Dec. 31, 2012 Series A CPS [Member] Redemption Option [Member] Minimum [Member] USD ($)	Mar. 31, 2013 Series A CPS [Member] Redemption Option [Member] USD ($)	Dec. 31, 2012 Series A CPS [Member] Redemption Option [Member] USD ($)	Aug. 01, 2010 Common Stock [Member] Rights of The Holders of Series A and B CPS [Member] USD ($)	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Mar. 10, 2011 MTDC [Member] Series C CPS [Member] USD ($)	Dec. 31, 2010 KMP [Member] Series B CPS [Member]	Dec. 31, 2010 EEV [Member] Series B CPS [Member]	Dec. 31, 2013 Rights of The Holders of Series A and B CPS [Member] Series B CPS [Member] USD ($)	Dec. 31, 2013 Rights of The Holders of Series A and B CPS [Member] Convertible Preferred Stock [Member]	Dec. 31, 2011 Rights of The Holders of Series A and B CPS [Member] Convertible Preferred Stock [Member]	Dec. 31, 2013 Rights of The Holders of Series A and B CPS [Member] USD ($)	Dec. 31, 2012 Rights of The Holders of Series A and B CPS [Member] USD ($)	Dec. 31, 2011 Rights of The Holders of Series A and B CPS [Member]	Aug. 01, 2010 Rights of The Holders of Series A and B CPS [Member] USD ($)	Mar. 31, 2013 Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2012 Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2011 Redemption Option [Member] USD ($)
Sale of Stock, Price Per Share									$ 2.25	$ 2.25	$ 2.25																																							$ 1.5462
Sale of Stock, Number of Shares Issued in Transaction (in Shares)							1,077,911																													27,209,779	27,209,779														188,057	222,222
Share Premium Percentage																																																						20.00%	20.00%			8.00%
Share Price			$ 0.06	$ 0.15	$ 0.03		$ 2.3193					$ 1.55	$ 0.10								$ 0.060	$ 0.030	$ 0.06	$ 0.03	$ 0.15	$ 0.16	$ 0.06	$ 0.15	$ 0.03	$ 0.16					$ 0.16			$ 0.03	$ 0.16	$ 0.06	$ 0.15	$ 0.10	$ 0.10	$ 0.060	$ 0.030	$ 2.647													$ 2.25
Number of Trading Days																				10	10	10																						10	10														10
Applicable Stock Price, Calculation Percentage														85.00%						85.00%																								85.00%	85.00%
Preferred Stock Conversion Rate																																																								3	3
Denominator For Conversion of Preferred Stock (in Dollars)																																																								$ 100	$ 100
Conversion Element Of Convertible Preferred Stock (in Dollars)																								1,210,909	1,248,385	1,245,101		1,248,385	1,210,909	1,245,101	1,212,385							619,652	2,135,715	1,207,762	2,204,365
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings (in Dollars)			(593,717)	1,076,721	3,759,146	9,271,985																							34,192	(1,051,013)								1,516,063	63,113
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)																					19,607,843	39,215,686																																						4,977,345	4,977,345
Fair Value Assumptions, Expected Volatility Rate			131.11%	94.40%																			130.91%	125.53%	90.76%	81.69%						80.22%	78.02%
Fair Value Assumptions, Risk Free Interest Rate			0.10%	0.25%																			0.13%	0.16%	0.27%	0.28%								0.27%
Fair Value Assumptions, Expected Term	3 years 6 months	5 years	1 year 240 days	2 years 240 days																			295 days	1 year	1 year 222 days	1 year 295 days						1 year 350 days	1 year 222 days
Embedded Derivative, Fair Value of Embedded Derivative Liability (in Dollars)																																												2,720,978	2,720,978																	2,198,828
Temporary Equity, Elimination as Part of Reorganization (in Dollars)																																																														2,519,424
Stockholders' Equity, Period Increase (Decrease) (in Dollars)																																																														320,596
Preferred Stock, Accretion of Redemption Discount (in Dollars)																																																														320,390
Shares, Issued (in Shares)								3,233,734																																							41,680,902	41,619,402	41,175,464
Preferred Stock, Shares Authorized (in Shares)			10,000,000		10,000,000	10,000,000											200,000,000	200,000,000
Preferred Stock, Par or Stated Value Per Share (in Ringgits per share)			$ 0.001		$ 0.001	$ 0.001											$ 0.01	0.01
Preferred Stock, Shares Outstanding (in Shares)			2,937,500		2,937,500	2,937,500									410,279	410,279	4,977,345	4,977,345
Share Price (in Dollars per share)			$ 0.06	$ 0.15	$ 0.03		$ 2.3193					$ 1.55	$ 0.10								$ 0.060	$ 0.030	$ 0.06	$ 0.03	$ 0.15	$ 0.16	$ 0.06	$ 0.15	$ 0.03	$ 0.16					$ 0.16			$ 0.03	$ 0.16	$ 0.06	$ 0.15	$ 0.10	$ 0.10	$ 0.060	$ 0.030	$ 2.647													$ 2.25
Denominator For Conversion of Preferred Stock																																																								100	100
Retained Earnings (Accumulated Deficit)			(68,353,407)		(64,571,897)	(56,395,235)																																															3,500,000
Conversion Element Of Convertible Preferred Stock																								1,210,909	1,248,385	1,245,101		1,248,385	1,210,909	1,245,101	1,212,385							619,652	2,135,715	1,207,762	2,204,365
Increase (Decrease) in Derivative Liabilities (in Dollars)			588,110	68,650	1,656,367	(1,269,940)																					1,476	3,284
Embedded Derivative, Fair Value of Embedded Derivative Liability																																												2,720,978	2,720,978																	2,198,828
Proceeds from Issuance of Convertible Preferred Stock (in Dollars)																			5,000,000																																									8,842,256	8,842,256
Payments of Debt Issuance Costs (in Dollars)																			$ 6,272
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.001		$ 0.001	$ 0.001											$ 0.01	0.01